Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.8%)
	COMMUNICATION SERVICES (18.1%)
	ENTERTAINMENT (0.8%)
245,000	Lions Gate Entertainment Corp. Class A *	$2,266,250
	INTERNET (13.5%)
8,500	Alphabet, Inc. Class A *	10,379,690
70,000	Facebook, Inc. Class A *	12,465,600
32,000	Netflix, Inc. *	8,563,840
110,000	Tencent Holdings, Ltd. ADR	4,579,300
		35,988,430
	SOFTWARE (3.8%)
190,000	Activision Blizzard, Inc.	10,054,800
		48,309,480
	CONSUMER DISCRETIONARY (18.7%)
	ENTERTAINMENT (1.5%)
17,000	Vail Resorts, Inc.	3,868,520
	INTERNET (14.7%)
51,000	Alibaba Group Holding, Ltd. ADR *	8,528,730
11,000	Amazon.com, Inc. *	19,095,010
2,200	Booking Holdings, Inc. *	4,317,742
130,000	GrubHub, Inc. *(1)	7,307,300
		39,248,782
	RETAIL (2.5%)
72,000	TJX Companies, Inc. (The)	4,013,280
11,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	2,757,150
		6,770,430
		49,887,732
	CONSUMER STAPLES (3.3%)
	BEVERAGES (1.7%)
22,000	Constellation Brands, Inc. Class A	4,560,160
	COSMETICS & PERSONAL CARE (1.6%)
22,000	Estee Lauder Companies, Inc. (The) Class A	4,376,900
		8,937,060
	ENERGY (2.9%)
	OIL & GAS (2.9%)
53,000	Diamondback Energy, Inc.	4,765,230
23,000	Pioneer Natural Resources Co.	2,892,710
		7,657,940
	FINANCIALS (1.4%)
	DIVERSIFIED FINANCIAL SERVICES (1.4%)
75,000	Blackstone Group, Inc. (The) Class A (1)	3,663,000
	HEALTHCARE (25.7%)
	BIOTECHNOLOGY (22.0%)
90,000	Alexion Pharmaceuticals, Inc. *	8,814,600
835,000	Amarin Corp. PLC ADR *(1)	12,658,600
100,000	Biohaven Pharmaceutical Holding Co., Ltd. *	4,172,000
90,000	BioMarin Pharmaceutical, Inc. *	6,066,000
66,501	Exact Sciences Corp. *(1)	6,009,696
525,000	Exelixis, Inc. *	9,284,625
87,000	Intercept Pharmaceuticals, Inc. *(1)	5,773,320
36,000	Vertex Pharmaceuticals, Inc. *	6,099,120
		58,877,961
	HEALTHCARE PRODUCTS (1.8%)
22,000	Edwards Lifesciences Corp. *	4,838,020
	PHARMACEUTICALS (1.9%)
33,000	DexCom, Inc. *	4,924,920
		68,640,901
	INDUSTRIALS (1.5%)
	INTERNET (1.5%)
100,000	Lyft, Inc. Class A *(1)	4,084,000
	INFORMATION TECHNOLOGY (27.2%)
	COMMERCIAL SERVICES (3.7%)
96,000	PayPal Holdings, Inc. *	9,944,640
	COMPUTERS (1.4%)
66,000	Crowdstrike Holdings, Inc. Class A *(1)	3,848,460
	DIVERSIFIED FINANCIAL SERVICES (4.4%)
68,000	Visa, Inc. Class A (1)	11,696,680
	INTERNET (2.3%)
85,000	Zendesk, Inc. *	6,194,800
	SEMICONDUCTORS (2.2%)
33,000	NVIDIA Corp.	5,744,310
	SOFTWARE (13.2%)
19,000	Adobe, Inc. *	5,248,750
38,000	Salesforce.com, Inc. *	5,640,720
37,000	ServiceNow, Inc. *	9,392,450
150,000	Slack Technologies, Inc. Class A *(1)	3,559,500
68,000	Splunk, Inc. *	8,014,480

1

September 30, 2019

Shares		Value
31,001	Twilio, Inc. Class A *(1)	$3,408,760
		35,264,660
		72,693,550
TOTAL COMMON STOCKS (Cost $204,111,742) (98.8%)		263,873,663
SHORT-TERM INVESTMENTS (8.6%)
	MONEY MARKET FUNDS (8.6%)
2,199,120	State Street Institutional Liquid Reserves Fund	2,199,120
20,899,322	State Street Navigator Securities Lending Government Money Market Portfolio (2)	20,899,322
TOTAL SHORT-TERM INVESTMENTS (Cost $23,098,518) (8.6%)		23,098,442
TOTAL INVESTMENT SECURITIES (107.4%) (Cost $227,210,260)		$286,972,105
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-7.4%)		(19,865,415)
NET ASSETS (3) (100%)		$267,106,690
*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2019, the market value of the securities on loan was $62,009,315.
(2)	Securities with an aggregate market value of $62,009,315 were out on loan in exchange for $20,899,322 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $227,210,260, aggregate gross unrealized appreciation was $80,922,106, aggregate gross unrealized depreciation was $21,160,261 and the net unrealized appreciation was $59,761,845.
ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$263,873,663	$—	$—	$263,873,663
Short-Term Investments	23,098,442	—	—	23,098,442
Total Investments in Securities	$286,972,105	$—	$—	$286,972,105

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.